Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.30363%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,186,020.69

Principal:
Principal Collections	$19,493,698.95
Prepayments in Full	$9,489,160.21
Liquidation Proceeds	$89,826.13
Recoveries	$23,444.83
Sub Total	$29,096,130.12
Collections	$30,282,150.81

Purchase Amounts:
Purchase Amounts Related to Principal	$272,752.27
Purchase Amounts Related to Interest	$1,117.28
Sub Total	$273,869.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,556,020.36

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,556,020.36
Servicing Fee	$470,545.60	$470,545.60	$0.00	$0.00	$30,085,474.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,085,474.76
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,085,474.76
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,085,474.76
Interest - Class A-3 Notes	$367,825.19	$367,825.19	$0.00	$0.00	$29,717,649.57
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$29,398,365.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,398,365.57
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$29,289,932.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,289,932.65
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$29,213,036.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,213,036.82
Regular Principal Payment	$27,007,535.47	$27,007,535.47	$0.00	$0.00	$2,205,501.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,205,501.35
Residual Released to Depositor	$0.00	$2,205,501.35	$0.00	$0.00	$0.00
Total		$30,556,020.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,007,535.47
Total					$27,007,535.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,007,535.47	$48.46	$367,825.19	$0.66	$27,375,360.66	$49.12
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$27,007,535.47	$14.63	$872,437.94	$0.47	$27,879,973.41	$15.10

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$219,597,129.42	0.3940376	$192,589,593.95	0.3455762
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$489,257,129.42	0.2650852	$462,249,593.95	0.2504522

Pool Information
Weighted Average APR	2.739%	2.738%
Weighted Average Remaining Term	31.47	30.69
Number of Receivables Outstanding	40,132	39,024
Pool Balance	$564,654,721.58	$535,250,685.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$526,170,414.70	$499,162,879.23
Pool Factor	0.2827029	0.2679813

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$36,087,805.95
Targeted Overcollateralization Amount	$73,001,091.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,001,091.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$58,598.84
(Recoveries)		90	$23,444.83
Net Loss for Current Collection Period			$35,154.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0747%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3449%
Second Prior Collection Period			0.3743%
Prior Collection Period			0.1445%
Current Collection Period			0.0767%
Four Month Average (Current and Prior Three Collection Periods)			0.2351%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,859	$13,913,197.61
(Cumulative Recoveries)			$2,193,705.53
Cumulative Net Loss for All Collection Periods			$11,719,492.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5868%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,605.39
Average Net Loss for Receivables that have experienced a Realized Loss			$3,036.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	243	$4,298,289.37
61-90 Days Delinquent	0.15%	44	$810,909.11
91-120 Days Delinquent	0.09%	26	$475,581.37
Over 120 Days Delinquent	0.18%	47	$977,241.93
Total Delinquent Receivables	1.23%	360	$6,562,021.78

Repossession Inventory:
Repossessed in the Current Collection Period		14	$344,736.55
Total Repossessed Inventory		48	$1,044,004.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2747%
Prior Collection Period			0.3289%
Current Collection Period			0.2998%
Three Month Average			0.3011%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4229%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer